Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Interest income percentage	10.00%	10.00%
Tire Supply chain financing [Member]
Concentration Risk [Line Items]
Loan receivable	$ 84,133,590	$ 56,966,609
Loan receivable percentage	46.30%	36.80%
Interest income	$ 7,767,344	$ 15,604,310
Interest income percentage	47.00%	43.90%
Trade and service [Member]
Concentration Risk [Line Items]
Loan receivable	$ 57,927,749	$ 54,413,130
Loan receivable percentage	31.90%	35.20%
Interest income	$ 6,231,634	$ 8,355,837
Interest income percentage	37.70%	23.50%